Investment Strategy - Defiance AI Capacitors Leaders ETF	Aug. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index seeks to track the performance of publicly listed companies that generate significant revenue from the design, manufacture, and supply of advanced capacitors and passive electronic components used in artificial intelligence (“AI”) infrastructure. The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

Index Overview:

The Index is rules-based.

The Index is designed to provide exposure to publicly listed equity securities issued by companies focused on advanced capacitors and passive electronic components that provide power conditioning, voltage regulation, signal filtering, noise suppression, and energy storage functions within artificial intelligence infrastructure.

The initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

To be eligible for inclusion, a company must derive significant business exposure from the development, manufacture, or supply of products utilized within AI servers, AI accelerators, AI networking equipment, hyperscale data centers, and related AI infrastructure applications. Eligible business activities include, but are not limited to:

•	Multilayer Ceramic Capacitors (MLCCs)
•	Embedded Capacitors
•	Polymer Capacitors
•	Tantalum Capacitors
•	Ceramic Capacitors
•	Advanced Passive Components
•	Ceramic Electronic Materials
•	Ceramic Substrates utilized in capacitor manufacturing
•	High-Reliability Power Integrity Components
•	Power Conditioning and Signal Integrity Components utilized in AI infrastructure

The Index provider then applies the following screens and filters:

●	Thematic Exposure Requirement: Each constituent must derive at least 50% of its total revenue from at least one of the segments described below or must demonstrate material involvement in any of the categories mentioned below. A company’s material involvement is assessed based on its strategic importance to the theme ecosystem, material impact on the supply chain, disclosed investments, R&D activity, strategic partnerships, government contracts, or patent filings.

●	Market Capitalization: Securities with a market capitalization below $100 million are excluded.

●	Security Considerations: Only ordinary shares and American Depositary Receipts (“ADRs”) are eligible. If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index, only the highest ranked share class will be considered for inclusion.

●	Average Daily Traded Value: Securities with a three-month average daily traded value of less than USD 100,000 are excluded.

●	Free-Float Percentage Requirement: Securities with a free-float market capitalization below 10% are excluded.

Companies that pass the foregoing screens are included in the Index. Each Index constituent will be equally weighted. The Index is scheduled to launch on August 19, 2026, with 10 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The Index universe is monitored on an ongoing basis. IPOs from companies that: (1) have more than 50% thematic exposure to any of the business verticals listed above, and (2) as of the 1st day of trading are ranked in the top 10 positions of the eligible universe as measured by its market capitalization, may be added immediately via an extraordinary addition with a pro rata adjustment to the index weights of existing constituents. The determination date for regular adjustments takes place on the first Friday of the rebalancing month.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in the technology hardware industry or group of industries.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund generally attempts to invest all, or substantially all, of its assets in equity securities of, and derivative instruments providing exposure to, component securities that make up the Index. The Fund’s portfolio is reconstituted and rebalanced in accordance with the Index’s reconstitution and rebalancing schedule.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund will concentrate its investments (invest more than 25% of its assets) in the securities of a particular industry or group of related industries to the same extent as the Index.

The Fund may also invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes.

Additionally, the Fund may attempt to replicate the index “synthetically” through the use of derivatives, including options and total return swaps. For its options, the Fund primarily employs short-dated (generally one month or less), in-the-money call options to replicate the performance of underlying equity securities. The Fund may also utilize other option strategies designed to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on U.S. exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.